Cover	Jul. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42511
Entity Registrant Name	Hashdex Nasdaq CME Crypto Index ETF
Entity Central Index Key	0002031069
Entity Tax Identification Number	33-2103856
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	19 West 44th Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	866
Local Phone Number	403-5272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Beneficial Interest of Hashdex Nasdaq CME Crypto Index ETF
Trading Symbol	NCIQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false